Calculation of Loss Per Share (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest	¥ (304,828,354)	$ (47,057,389)	¥ (86,622,470)	¥ (526,261,572)
Accretion on redeemable noncontrolling interest	(79,805,706)	(12,319,878)	(21,076,744)
Net loss attributable to holders of ordinary shares	¥ (384,634,060)	$ (59,377,267)	¥ (107,699,214)	¥ (526,261,572)
Denominator:
Denominator for basic and diluted loss per share - weighted-average shares outstanding	23,235,848	23,235,848	23,164,695	23,174,823
Loss per share - Basic and diluted | (per share)	¥ (16.55)	$ (2.56)	¥ (4.65)	¥ (22.71)